7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options Outstanding	6,245,000	6,055,000	4,680,000
Options Outstanding, granted	1,840,000	1,310,000	1,575,000
Options Outstanding, exercised			(200,000)
Options Outstanding, expired or cancelled	(1,145,000)	(1,120,000)	0
Options Outstanding	6,940,000	6,245,000	6,055,000
Options Exercisable	6,245,000	6,055,000	4,455,000
Options Exercisable, granted	1,840,000	1,310,000	1,575,000
Options Exercisable, exercised			(200,000)
Options Exercisable, expired or cancelled	(1,145,000)	(1,120,000)	0
Options Exercisable	6,940,000	6,245,000	6,055,000
Weighted average exercise price	$ 0.12	$ 0.15	$ 0.14
Weighted average exercise price, options granted	0.10	0.10	0.18
Weighted average exercise price, options exercised	0	0	0.10
Weighted average exercise price, options expired or cancelled	0.10	0.25	0
Weighted average exercise price	$ 0.12	$ 0.12	$ 0.15
Weighted average remaining contractual life, stock options	2 years 9 months 22 days	2 years 10 months 6 days
Option 4
Expiry Date	Oct. 16, 2018
Optiion Exercise Price	$ 0.10
Number of Options	1,145,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	(1,145,000)
Number of Options	0	1,145,000
Option 5
Expiry Date	Mar. 03, 2019
Optiion Exercise Price	$ 0.165
Number of Options	200,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	200,000	200,000
Option 6
Expiry Date	Jul. 15, 2020
Optiion Exercise Price	$ 0.10
Number of Options	2,015,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	2,015,000	2,015,000
Option 7
Expiry Date	Sep. 26, 2021
Optiion Exercise Price	$ 0.18
Number of Options	1,575,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	1,575,000	1,575,000
Option 8
Expiry Date	Apr. 26, 2022
Optiion Exercise Price	$ 0.10
Number of Options	1,310,000
Options Granted	0
Options Exercised	0
Options Expaired or Cancelled	0
Number of Options	1,310,000	1,310,000
Option 9
Expiry Date	Mar. 14, 2023	Jan. 27, 2017
Optiion Exercise Price	$ 0.10	$ 0.30
Number of Options	0	100,000
Options Granted	1,800,000	0
Options Exercised	0	0
Options Expaired or Cancelled	0	(100,000)
Number of Options	1,800,000	0	100,000
Option 10
Expiry Date	Mar. 26, 2023	Apr. 10, 2017
Optiion Exercise Price	$ 0.10	$ 0.30
Number of Options	0	720,000
Options Granted	40,000	0
Options Exercised	0	0
Options Expaired or Cancelled	0	(720,000)
Number of Options	40,000	0	720,000
Option 11
Expiry Date		Jul. 15, 2017
Optiion Exercise Price		$ 0.10
Number of Options	0	300,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		(300,000)
Number of Options		0	300,000
Option 12
Expiry Date		Oct. 16, 2018
Optiion Exercise Price		$ 0.10
Number of Options	1,145,000	1,145,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		1,145,000	1,145,000
Option 13
Expiry Date		Mar. 03, 2019
Optiion Exercise Price		$ 0.165
Number of Options	200,000	200,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		200,000	200,000
Option 14
Expiry Date		Jul. 15, 2020
Optiion Exercise Price		$ 0.10
Number of Options	2,015,000	2,015,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		2,015,000	2,015,000
Option 15
Expiry Date		Sep. 26, 2021
Optiion Exercise Price		$ 0.18
Number of Options	1,575,000	1,575,000
Options Granted		0
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		1,575,000	1,575,000
Option 16
Expiry Date		Apr. 26, 2022
Optiion Exercise Price		$ 0.10
Number of Options	1,310,000	0
Options Granted		1,310,000
Options Exercised		0
Options Expaired or Cancelled		0
Number of Options		1,310,000	0
Option 18
Expiry Date			Jan. 27, 2017
Optiion Exercise Price			$ 0.30
Number of Options		100,000	100,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			100,000
Option 19
Expiry Date			Apr. 10, 2017
Optiion Exercise Price			$ 0.30
Number of Options		720,000	720,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			720,000
Option 20
Expiry Date			Jul. 15, 2017
Optiion Exercise Price			$ 0.10
Number of Options		300,000	300,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			300,000
Option 21
Expiry Date			Oct. 16, 2018
Optiion Exercise Price			$ 0.10
Number of Options		1,145,000	1,345,000
Options Granted			0
Options Exercised			(200,000)
Options Expaired or Cancelled			0
Number of Options			1,145,000
Option 22
Expiry Date			Mar. 03, 2019
Optiion Exercise Price			$ 0.165
Number of Options		200,000	200,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			200,000
Option 23
Expiry Date			Jul. 15, 2020
Optiion Exercise Price			$ 0.10
Number of Options		2,015,000	2,015,000
Options Granted			0
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			2,015,000
Option 24
Expiry Date			Sep. 26, 2021
Optiion Exercise Price			$ 0.18
Number of Options		1,575,000	0
Options Granted			1,575,000
Options Exercised			0
Options Expaired or Cancelled			0
Number of Options			1,575,000